UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 13, 2007
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        92
Form 13F Information Table Value Total:        $247,248


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2093    26853 SH       SOLE                    26853
AT&T Inc.                      COM              00206R102      416    11623 SH       SOLE                    11623
Abbott Laboratories            COM              002824100     2348    48210 SH       SOLE                    48210
American Express Company       COM              025816109     5129    84547 SH       SOLE                    84547
American International Group,  COM              026874107     9134   127467 SH       SOLE                   127467
Amgen Inc.                     COM              031162100      669     9800 SH       SOLE                     9800
Anheuser-Busch Cos.            COM              035229103     8288   168465 SH       SOLE                   168465
Apache Corporation             COM              037411105     2225    33454 SH       SOLE                    33454
Asia Pacific Fund Inc.         COM              044901106      422    18500 SH       SOLE                    18500
Automatic Data Processing, Inc COM              053015103      338     6864 SH       SOLE                     6864
BHP Billiton Ltd. ADR          COM              088606108     2756    69325 SH       SOLE                    69325
BP plc ADR                     COM              055622104     4356    64912 SH       SOLE                    64912
Baker Hughes, Inc.             COM              057224107      485     6500 SH       SOLE                     6500
Bank of America Corp.          COM              060505104     4285    80262 SH       SOLE                    80262
Bed Bath & Beyond, Inc.        COM              075896100     5252   137840 SH       SOLE                   137840
Berkshire Hathaway, Inc. Cl. A COM              084670108    15069      137 SH       SOLE                      137
Berkshire Hathaway, Inc. Cl. B COM              084670207    20064     5473 SH       SOLE                     5473
Bristol-Myers Squibb Co.       COM              110122108      526    19980 SH       SOLE                    19980
Buckeye Partners, L.P.         COM              118230101     4306    92650 SH       SOLE                    92650
Canadian Oil Sands Trust       COM              13642L100     7122   254525 SH       SOLE                   254525
Cedar Fair Limited Partnership COM              150185106     6293   226199 SH       SOLE                   226199
Chevron Corp.                  COM              166764100     1981    26935 SH       SOLE                    26935
Cisco Systems Inc.             COM              17275R102      385    14100 SH       SOLE                    14100
Citigroup Inc.                 COM              172967101     7656   137446 SH       SOLE                   137446
Coca-Cola Company              COM              191216100     2214    45896 SH       SOLE                    45896
Colgate Palmolive Co.          COM              194162103      353     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     4068    96110 SH       SOLE                    96110
ConocoPhillips                 COM              20825C104     6514    90533 SH       SOLE                    90533
Devon Energy Corporation       COM              25179M103     3270    48754 SH       SOLE                    48754
Diageo PLC Spon ADR New        COM              25243Q205      222     2800 SH       SOLE                     2800
Disney (Walt) Co.              COM              254687106      242     7050 SH       SOLE                     7050
Donaldson Company Inc          COM              257651109      278     8000 SH       SOLE                     8000
Dover Corporation              COM              260003108     7300   148928 SH       SOLE                   148928
Eaton Vance Corp               COM              278265103      235     7130 SH       SOLE                     7130
Eli Lilly & Company            COM              532457108      542    10400 SH       SOLE                    10400
Equifax, Inc.                  COM              294429105      495    12200 SH       SOLE                    12200
Exxon Mobil Corporation        COM              30231G102     5309    69286 SH       SOLE                    69286
First Data Corp.               COM              319963104      496    19440 SH       SOLE                    19440
First Financial Fund, Inc.     COM              320228109      159    10499 SH       SOLE                    10499
General Electric Co.           COM              369604103     8284   222626 SH       SOLE                   222626
Genzyme Corp.                  COM              372917104      246     4000 SH       SOLE                     4000
Goldman Sachs Group, Inc.      COM              38141G104      299     1500 SH       SOLE                     1500
Healthcare Select Sector SPDR  COM              81369Y209      586    17500 SH       SOLE                    17500
Home Depot, Inc.               COM              437076102     3498    87113 SH       SOLE                    87113
IBM Corporation                COM              459200101     1479    15224 SH       SOLE                    15224
Illinois Tool Works Inc.       COM              452308109      281     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      237    11700 SH       SOLE                    11700
Intuitive Surgical, Inc.       COM              46120E107      201     2100 SH       SOLE                     2100
Johnson & Johnson              COM              478160104     8632   130748 SH       SOLE                   130748
Kinder Morgan Energy Partners, COM              494550106      744    15525 SH       SOLE                    15525
Kinder Morgan, Inc.            COM              49455P101      672     6350 SH       SOLE                     6350
Laboratory Corp. of America Ho COM              50540r409     5997    81625 SH       SOLE                    81625
Leucadia National Corp.        COM              527288104     1421    50400 SH       SOLE                    50400
Loews Corp.                    COM              540424108      373     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      265     8500 SH       SOLE                     8500
M & T Bank Corp.               COM              55261F104     2193    17950 SH       SOLE                    17950
MSCI EAFE Index Fund           COM              464287465      934    12750 SH       SOLE                    12750
McCormick & Co., Inc. Non-Voti COM              579780206      308     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      472    10650 SH       SOLE                    10650
McGraw Hill Companies          COM              580645109      849    12480 SH       SOLE                    12480
Medtronic Inc.                 COM              585055106      947    17695 SH       SOLE                    17695
Microsoft Corporation          COM              594918104     6703   224487 SH       SOLE                   224487
Mohawk Industries Inc.         COM              608190104     5011    66940 SH       SOLE                    66940
Newmont Mining Corp.           COM              651639106     2004    44375 SH       SOLE                    44375
Pepsico, Inc.                  COM              713448108     2123    33941 SH       SOLE                    33941
Pfizer Inc.                    COM              717081103     1428    55149 SH       SOLE                    55149
Procter & Gamble Company       COM              742718109     7122   110810 SH       SOLE                   110810
Progressive Corporation        COM              743315103     1142    47132 SH       SOLE                    47132
Prologis SBI                   COM              743410102      304     5000 SH       SOLE                     5000
Rayonier, Inc.                 COM              754907103    11527   280815 SH       SOLE                   280815
Royal Dutch Shell PLC ADR      COM              780259206      864    12200 SH       SOLE                    12200
S&P Depository Receipts        COM              78462F103     2856    20170 SH       SOLE                    20170
Schlumberger Ltd.              COM              806857108     7264   115014 SH       SOLE                   115014
ServiceMaster Company          COM              81760N109      222    16950 SH       SOLE                    16950
Technology Select Sector SPDR  COM              81369Y803      221     9500 SH       SOLE                     9500
Telefonos de Mexico            COM              879403780      629    22264 SH       SOLE                    22264
Toronto Dominion Bank          COM              891160509      247     4126 SH       SOLE                     4126
Toyota Motor Corp              COM              892331307      201     1500 SH       SOLE                     1500
Tyco Int'l. Ltd.               COM              902124106      711    23400 SH       SOLE                    23400
USG Corp.                      COM              903293405      306     5580 SH       SOLE                     5580
United Parcel Service Cl. B    COM              911312106      220     2930 SH       SOLE                     2930
United Technologies            COM              913017109      356     5700 SH       SOLE                     5700
Unitedhealth Group. Inc.       COM              91324P102      430     7994 SH       SOLE                     7994
Verizon Communications         COM              92343V104      521    13981 SH       SOLE                    13981
Vodafone Group PLC             COM              92857W209      598    21510 SH       SOLE                    21510
Wachovia Corp.                 COM              929903102      362     6350 SH       SOLE                     6350
Wal-Mart Stores, Inc.          COM              931142103     1286    27847 SH       SOLE                    27847
Washington Post ""B""          COM              939640108      308      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     7683   216066 SH       SOLE                   216066
Western Union Company          COM              959802109      436    19440 SH       SOLE                    19440
Wyeth                          COM              983024100     1187    23312 SH       SOLE                    23312
Zimmer Holdings, Inc.          COM              98956P102      761     9704 SH       SOLE                     9704